Nationwide Mutual Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide HighMark Balanced Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Large Cap Growth Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide HighMark Small Cap Core Fund
Nationwide HighMark Value Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated December 20, 2013
to the Statement of Additional Information dated November 29, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Nationwide Ziegler Equity Income Fund, Nationwide Ziegler NYSE Arca Tech 100 Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund

On November 30, 2013, Ziegler Lotsoff Capital Management, LLC (“Ziegler”), the subadviser to the Nationwide Ziegler Equity Income Fund, Nationwide Ziegler NYSE Arca Tech 100 Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, became a wholly owned subsidiary of Stifel Financial Corporation.  In connection with the transaction, Ziegler changed its name to “Ziegler Capital Management, LLC.”  All references to Ziegler in the SAI are amended accordingly.

In addition, the disclosure regarding Ziegler on page 65 of the SAI is amended to read as follows:

Ziegler Capital Management, LLC (“Ziegler”), 20 North Clark Street, Suite 3400, Chicago, IL 60602, is organized as a Wisconsin limited liability company. As of July 31, 2013, Ziegler had approximately $4.1 billion in assets under management.  Ziegler is a wholly owned subsidiary of Stifel Financial Corporation.  Ziegler (and its predecessors) have been providing investment management services since 1984.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE